Loans - Delinquent Status of Modified Loans to Borrowers Experiencing Financial Difficulty (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		¥ 454	¥ 298
Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		412	237
Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		28	35
Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		445	278
Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		5	5
Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	9	20
30-59 Days Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
30-59 Days Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
30-59 Days Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
30-59 Days Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
30-59 Days Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
30-59 Days Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
30-59 Days Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]
60-89 Days Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
60-89 Days Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
60-89 Days Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
60-89 Days Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
60-89 Days Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
60-89 Days Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
60-89 Days Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]
90 Days or More Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		10	4
90 Days or More Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		3	4
90 Days or More Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
90 Days or More Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		3	4
90 Days or More Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
90 Days or More Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
90 Days or More Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	7
Total Past Due
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		11	5
Total Past Due | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		4	4
Total Past Due | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
Total Past Due | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		4	5
Total Past Due | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
Total Past Due | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
Total Past Due | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	7
Current
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		443	293
Current | Domestic | Corporate | Large companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		408	234
Current | Domestic | Corporate | Small and medium-sized companies
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		28	35
Current | Domestic | Retail
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		441	273
Current | Domestic | Retail | Housing Loan
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount
Current | Domestic | Retail | Other
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount		5	5
Current | Foreign
Financing Receivable, Modified, Past Due [Line Items]
Financing Receivable, Modified in Period, Amount	[1]	¥ 2	¥ 20

[1]	The majority of total foreign consist of corporate.